Property and Equipment, Net - Summary of Property and Equipment, Net (Detail) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property Plant And Equipment [Line Items]
Property and equipment, gross		$ 106,100	$ 78,292
Less: Accumulated depreciation		(61,804)	(37,854)
Property and equipment, net	$ 42,863	44,296	40,438
Tooling and Molds [Member]
Property Plant And Equipment [Line Items]
Property and equipment, gross		70,368	50,125
Leasehold Improvements [Member]
Property Plant And Equipment [Line Items]
Property and equipment, gross		18,366	14,894
Computer Equipment, Software and Other [Member]
Property Plant And Equipment [Line Items]
Property and equipment, gross		8,401	5,628
Furniture, Fixtures and Warehouse Equipment [Member]
Property Plant And Equipment [Line Items]
Property and equipment, gross		8,868	7,282
Construction in Progress [Member]
Property Plant And Equipment [Line Items]
Property and equipment, gross		$ 97	$ 363